Share capital and reserves - Information on stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share capital and reserves
Number Outstanding	129,761
Number Exercisable	109,596
Average remaining Contractual Life	1 year 7 months 20 days	2 years 2 months 26 days
Stock options
Share capital and reserves
Average remaining Contractual Life	2 years 3 months 7 days	3 years 7 days
Number of options vested balance at end	109,596
Ranges Of Exercise Prices For Outstanding Share Options Initial
Share capital and reserves
Exercise Price	$ 16.92
Number Outstanding	2,366
Number Exercisable	2,366
Expiry date	May 12, 2026
Average remaining Contractual Life	4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options One
Share capital and reserves
Exercise Price	$ 21.69
Number Outstanding	4,732
Number Exercisable	4,732
Expiry date	July 14, 2026
Average remaining Contractual Life	6 months 10 days
Ranges Of Exercise Prices For Outstanding Share Options Two
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	7,262
Number Exercisable	7,262
Expiry date	December 21, 2026
Average remaining Contractual Life	11 months 19 days
Ranges Of Exercise Prices For Outstanding Share Options Three
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	9,163
Number Exercisable	9,163
Expiry date	January 12, 2027
Average remaining Contractual Life	1 year 10 days
Ranges Of Exercise Prices For Outstanding Share Options Four
Share capital and reserves
Exercise Price	$ 14.4
Number Outstanding	37,200
Number Exercisable	37,200
Expiry date	June 6, 2027
Average remaining Contractual Life	1 year 5 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Five
Share capital and reserves
Exercise Price	$ 12.42
Number Outstanding	5,554
Number Exercisable	5,554
Expiry date	November 25, 2027
Average remaining Contractual Life	1 year 10 months 24 days
Ranges Of Exercise Prices For Outstanding Share Options Six
Share capital and reserves
Exercise Price	$ 2.9
Number Outstanding	8,000
Number Exercisable	8,000
Expiry date	December 31, 2028
Average remaining Contractual Life	3 years
Ranges Of Exercise Prices For Outstanding Share Options Seven
Share capital and reserves
Exercise Price	$ 4.5
Number Outstanding	34,484
Number Exercisable	24,069
Expiry date	March 4, 2029
Average remaining Contractual Life	3 years 2 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Eight
Share capital and reserves
Exercise Price	$ 5
Number Outstanding	8,000
Number Exercisable	8,000
Expiry date	April 8, 2029
Average remaining Contractual Life	3 years 3 months 7 days
Ranges Of Exercise Prices For Outstanding Share Options Nine
Share capital and reserves
Exercise Price	$ 1.75
Number Outstanding	13,000
Number Exercisable	3,250
Expiry date	December 18, 2029
Average remaining Contractual Life	3 years 11 months 19 days